FAIR VALUE MEASUREMENTS (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Assets:
Cash and cash equivalents	$ 238	$ 4,412
Restricted cash	265
Available for sale securities	23	32
Total	526	4,444
Liabilities:
Convertible debt	3,465	5,991
Derivative liability, convertible debt	82	330
Total	3,547	6,321
Level 1 [Member]
Assets:
Cash and cash equivalents	238	4,412
Restricted cash	265
Available for sale securities	23	32
Total	526	4,444
Liabilities:
Convertible debt
Derivative liability, convertible debt
Total
Level 2 [Member]
Assets:
Cash and cash equivalents
Restricted cash
Available for sale securities
Total
Liabilities:
Convertible debt
Derivative liability, convertible debt
Total
Level 3 [Member]
Assets:
Cash and cash equivalents
Restricted cash
Available for sale securities
Total
Liabilities:
Convertible debt	3,465	5,991
Derivative liability, convertible debt	82	330
Total	$ 3,547	$ 6,321